Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
Convertible Notes Payable

Note 5 — Convertible Notes Payable

Issuance of 2023A Convertible Note Payable

On January 10, 2023, the Company commenced a Convertible Notes Offering (“2023A Convertible Note Payable”) pursuant to which it offered up to $500,000 of convertible notes. A total of approximately $200,000 of the 2023A Convertible Notes were sold.

The 2023A Convertible Notes convert at two dollars ($2.00) per share concurrently when shares of common stock are sold to the public in the Financing Event (defined as declaring the registration statement effective), or in the event the Financing Event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price shall be the price of two dollars ($2.00) per share and the conversion amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity Date. The annual rate of return is twelve percent (12.0%) per annum, which was paid as a Payment-in-Kind in the Company’s common stock valued at two dollars ($2.00) per share. Concurrently with the sales of the 2023A Convertible Note Payable, warrants (the “Warrants”) were issued at a rate of one (1) Warrant for every ten dollars ($10) principal amount of notes purchased. Each Warrant shall be exercisable for a period of five (5) years at a price of $5.50 per share.

The warrants did not contain obligations of the Company to (i) redeem the warrants for cash or other assets, (ii) repurchase the Company’s equity shares by transferring assets, or (iii) to issue a variable number of equity shares and in accordance with ASC480 Distinguishing Liabilities from Equity, the Company is accounting for the conversion feature and the warrants as equity. In accordance with ASC 480 written put options and warrants to issue redeemable equity securities. The relative value of the beneficial conversion features and the warrants were recorded as deferred debt discount of $16,000 and amortized over the term of the convertible note using the effective interest method.

The outstanding principal balance of the 2023A Convertible Notes and all accrued interest automatically converted into 100,933 shares of common stock of the Company on February 7, 2023, immediately prior to the Company’s receipt of an effective order from the SEC declaring the registration statement of its initial public offering effective.

2023B Convertible Note Payable

On April 3, 2023, the Company commenced a Convertible Notes Offering (“2023B Convertible Note Payable”) pursuant to which it will offer up to $2,000,000 of convertible notes.

The 2023B Convertible Notes convert at two dollars ($2.00) per share concurrently when shares of common stock are sold to the public in the Financing Event, or in the event the Financing Event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price shall be the price of two dollars ($2.00) per share and the conversion amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity Date. The annual rate of return is twelve percent (12.0%) per annum, which shall be paid as a Payment-in-Kind in the Company’s common stock valued at two dollars ($2.00) per share. Concurrently with the issuance of the 2023B Convertible Notes Payable, the company issued warrants (the “Warrants”) The Warrants were issued at a rate of one half warrant issued for every $10 of notes purchased with an exercise price of four dollars ($4.00) and one half warrant issued for every $10 of notes purchased with an exercise price of two dollars ($2.00). Each Warrant shall be exercisable for a period of five (5) years.

$1,970,000 of 2023B Convertible Note Payable were sold and the note offering was closed.

The warrants did not contain obligations of the Company to (i) redeem the warrants for cash or other assets, (ii) repurchase the Company’s equity shares by transferring assets, or (iii) to issue a variable number of equity shares and in accordance with ASC480 Distinguishing Liabilities from Equity, the Company is accounting for the conversion feature and the warrants as equity. In accordance with ASC 480 written put options and warrants to issue redeemable equity securities.

The warrants and beneficial conversion option was recorded as the convertible note payable debt discount. The inputs for the Black-Scholes formula, were as follows:

•        Term — 12 months

•        Risk-free Interest Rate — 4.59% – 5.25%

•        Dividend Rate 0

•        Volatility 75.2% – 78.7%

The following table illustrates the value of the 2023B convertible note payable as of June 30, 2023:

2023 B Convertible Note Payable
2023B Convertible Note Payable at Issuance	1,970,000
(Deferred Debt Discount)	(704,975)
1,265,025
Amortization of debt discount for period ending June 30, 2023	312,541
Balance June 30, 2023	1,577,566

For the six months ended June 30, 2023, the company recorded interest expense from the amortization of deferred debt discount of $ 312,541.

Note 5 — Convertible Notes Payable

2020 Convertible Note Payable

During the year ended December 31, 2020 the Company sold convertible note payable (the “2020 Convertible Note Payable”) with fifty (50%) percent warrant (the “Warrants”) coverage to the dollar value of the Note at a $5.00 per share exercise price for the Warrants.

As of December 31, 2020, $4,004,900 of 2020 Convertible Note Payable were sold, 400,490 Warrants were issued and $148,000 of interest was accrued. The 2020 Convertible Note Payable had an annual rate of return of ten 10.0% percent, which shall be paid as Payment-in-Kind (“PIK”) with a payment in Company common stock valued at $5.00 per share at the Maturity Date, October 30, 2021, or upon conversion.

Upon the Company issuing and selling units in a sale or a series of sales of its equity or debt financing securities on or before the maturity date in a financing event in which cumulative gross proceeds equal or exceed $5,000,000, then the outstanding principal balance of the 2020 Convertible Note Payable and all accrued and unpaid interest, automatically converted into such equity or debt financing securities under the same terms and conditions as those equity or debt financing securities purchased in the Financing Event.

On July 19, 2021, the Company’s 2021 Convertible Note Payable offering had cumulative gross proceeds exceeding $5,000,000 of outstanding principal balance. In accordance with the 2021 Convertible Note Payable, cumulative proceeds of $5,000,000 or more was a triggering factor and all 2020 Convertible Note Payable issued in 2020 and all accrued and unpaid interest automatically converted into common stock under the same terms and conditions as those equity securities purchased in the financing event. The 2020 Convertible Note Payable, including all outstanding and related interest converted to 867,767 shares of common stock on July 19, 2021.

As of December 31, 2021 was there were no 2020 Convertible Note Payable outstanding.

2021 Convertible Note Payable

During 2021, the Company sold convertible note payable (the “2021 Convertible Note Payable”) with fifty (50%) percent warrant (the “Warrants”) coverage to the dollar value of the Note at a $5.00 per share exercise price for the Warrants.

As of December 31, 2021, $7,226,335 of 2021 Convertible Note Payable were sold, 722,637 Warrants were issued. The 2021 Convertible Notes Payable had an annual rate of return of ten 10.0% percent, which shall be paid as Payment-in-Kind (“PIK”) with a payment in Company common stock valued at $5.00 per share at the Maturity Date, May 30, 2022, or upon conversion.

On May 30, 2022 and December 21, 2022, the December 2021 Convertible Note Payable, including an aggregate principal amounts of $7,176,335 and $50,000, respectively (excluding deferred debt discount and amortization of discount) and accrued payment-in-kind interest converted to 1,583,807 and 11,000 shares of common stock, respectively.

The warrants did not contain obligations of the Company to (i) redeem the warrants for cash or other assets, (ii) repurchase the Company’s equity shares by transferring assets, or (iii) to issue a variable number of equity shares and in accordance with ASC-480 Distinguishing Liabilities From Equity, the Company is accounting for the conversion feature and the warrants as equity. The relative value of the beneficial conversion features and the warrants are recorded as deferred debt discount and amortized over the term of the convertible note e using the effective interest method. The deferred debt discount is being amortized over the life of the convertible note payable.

The warrants as calculated by the Black-Scholes formula, were allocated to the convertible note payable debt discount. The inputs for the Black-Scholes formula, were as follows:

•        Term — 4 – 17 months

•        Risk-free Interest Rate — 0.1% to 0.8%, average of 0.6%

•        Dividend Rate 0

•        Volatility 61.7%

In connection with the issuance of the 2021 convertible notes payable, the Company recorded compensation to its advisor of $362,693 and 78,292 of warrants, see below, in accordance with the Advisor’s Engagement Letter — see Note 4 — Commitments and Licensing Fee. The warrants issued had an exercise price of $5.00 per share. The cash payment has not been paid and was included in accounts payable and accrued expenses as of December 31, 2022 and 2021, respectively.

The Company determined the conversion feature and warrants qualify for equity treatment. The Warrants did not contain obligations of the Company to (i) redeem the warrants for cash or other assets, (ii) repurchase the Company’s equity shares by transferring assets, or (iii) to issue a variable number of equity shares and in accordance with ASC-480 Distinguishing Liabilities From Equity, the Company is accounting for the conversion feature and the warrants as equity. The relative value of the beneficial conversion features and the warrants are recorded as deferred debt discount and amortized over the term of the convertible note using the effective interest method. The deferred debt discount is being amortized over the life of the convertible note payable. On December 15, 2022 the Company was advised that under FINRA rules the financial advisor could not accept the warrants, as acceptance of the warrants would result in a violation of the FINRA compensation guidelines for the advisor. Accordingly, effective on December 15, 2022, the advisor has waived all rights and privileges in connection with the 78,292 aforementioned warrants. The Company recorded the advisor’s waiver as a forfeiture of the warrants, the deferred debt discount and related amortization were reversed

The debt discount of the warrants was calculated by the Black-Scholes formula. The inputs for the Black-Scholes formula, were as follows:

•        Term — 12 – 21 months

•        Risk-free Interest Rate — 0.03% to 0.8%, average of 0.36%

•        Dividend Rate 0

•        Volatility 61.7%

The following table illustrates the value of the convertible note payable as of December 31, 2022:

2021 Convertible Note Payable
2021 Convertible Note Payable at Issuance	7,226,335
Payments to advisor, debt discount	(362,693)
6,863,642
(Deferred debt discount, including beneficial conversion features of $749,551)	(1,499,102)
(Deferred debt discount from Advisor fee)	(114,043)
5,250,496
Amortization of debt discounts for year ending December 31, 2021	1,103,730
2021 Convertible Note Payable balance at December 31, 2021	$6,354,227
2021 Convertible Note Payable balance at December 31, 2022	$0

2022 Convertible Note Payable

During 2022, the Company sold convertible note payable (the “2022 Convertible Note Payable”)

The 2022 Convertible Note Payable convert at $2.00 per share concurrently when shares of common stock are sold to the public in the financing event; or in the event the financing event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price, reduced from the original conversion proce of $4.00 per share, was two dollars ($2.00) per share and the Conversion Amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity. The 2022 Convertible Note Payable carry an annual rate of return of twelve (12.0%) percent simple interest and all interest and principle are paid in the Company’s Common Shares at a value of five ($2.00) dollars per share, or, as Payment-in-Kind, or P-I-K. Interest shall be paid quarterly until maturity date. Additionally, concurrently, with the 2022 Convertible Notes, the Company issued with the 2022 Convertible Notes Warrant (the “Warrants”) at a rate of one (1) Warrant for every $10 of Notes purchased. Each Warrant shall be exercisable for a period of five (5) years at a price of $5.50 per share.

As of December 31, 2022, $2,570,000 of 2022 Convertible Note Payable were sold, 257,000 Warrants were issued.

The warrants did not contain obligations of the Company to (i) redeem the warrants for cash or other assets, (ii) repurchase the Company’s equity shares by transferring assets, or (iii) to issue a variable number of equity shares and in accordance with ASC480 Distinguishing Liabilities from Equity, the Company is accounting for the conversion feature and the warrants as equity. In accordance with ASC 480 written put options and warrants to issue redeemable equity securities. The relative value of the beneficial conversion features and the warrants are recorded as deferred debt discount and amortized over the term of the convertible note using the effective interest method. The deferred debt discount is being amortized over the life of the convertible note payable.

The warrants were calculated by the Black-Scholes formula, were allocated to the convertible note payable debt discount. The inputs for the Black-Scholes formula, were as follows:

•        Term — 3 – 18 months (maturity date of the convertible notes)

•        Risk-free Interest Rate — 3.1% to 4.4%, average of 3.9% (US Treasury rates)

•        Dividend Rate 0 (Historical amounts)

•        Volatility 69.5 – 82.5%

On November 14, 2022, the board of directors modified the terms of the 2022 Convertible Note Payable and decreased the conversion from $4.00 to $2.00. This modification was recorded in accordance with ASC-470. The gain on debt modification of $208,811 was recognized for the year ending December 31, 2022. The gain is being amortized over the life of the debt.

In connection with the issuance of the 2022 Convertible Notes Payable, the Company recorded compensation of approximately $205,600 and 66,413 of warrants to our financial advisor. The Warrants issued had an exercise price of $2-$4.00 per share.

The cash payments have not been paid and was included in accounts payable and accrued expenses as of December 31, 2022.

The debt discount of the warrants remaining after termination was calculated by the Black-Scholes formula. The inputs for the Black-Scholes formula, were as follows:

•        Term — 13 – 15 months

•        Risk-free Interest Rate — 4.5% to 4.7%, average of 4.6%

•        Dividend Rate 0

•        Volatility 77.3 – 82.5%

2022 Convertible Note Payable at Issuance	2,570,000
Deferred debt discount and payments to advisor	(529,811)
2,040,189
Amortization of debt discounts for period	315,546
2022 Convertible Note Payable as of December 31, 2022	2,355,735